UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

Index Funds

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

INDEX
S&P 500® Equal Weight

INDEX FUNDS S&P 500® EQUAL WEIGHT INDEX

INDEXFUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

NO LOAD SHARES (**INDEX**)
INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	3

Portfolio Illustration	4

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Liquidity Risk Management Program	20

Summary of Fund Expenses	21

Additional Information	22

Privacy Policy	23

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2022 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund portfolio holds approximately 500 of the largest publicly traded companies in the U.S., as selected by Standard & Poor’s. This puts the Fund in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index (the “Equal Weight Index”). The Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index (the “Market Cap Index”). The primary difference is that the Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this equal distribution of holdings leads to better diversification of the Fund’s portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the six months ended September 30, 2022, the Fund returned -18.58% while the Equal Weight Index declined by -18.46%. The performance of the Fund relative to the Equal Weight Index showed tracking error due to cash drag, our cash management process, expenses and trading costs of the Fund. A historical chart of tracking error for INDEX is provided below.

HISTORICAL TRACKING ERROR FOR INDEX
	2017	2018	2019	2020	2021	2022 YTD
INDEX	18.79%	-7.82%	28.98%	12.76%	29.11%	-20.82%
S&P 500® EQUAL WEIGHT INDEX	18.90%	-7.64%	29.24%	12.83%	29.63%	-20.68%
TRACKING ERROR	-0.11%	-0.18%	-0.26%	-0.07%	-0.52%	-0.14%

During the 12 months ended September 30, 2022, the Fund returned -13.72% while the Market Cap Index declined by -15.47%. As noted above, the Fund seeks to track the Equal Weight Index, which is not the same as the Market Cap Index. Return differentials between the Equal Weight Index and the Market Cap Index can occur, for example, when the largest 50 companies within the S&P 500® Index outperform or underperform the other 450 companies within the index. This is because the Market-Cap Index overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal Weight Index methodology seeks to hold all 500 companies equal over time. This data is provided for informational purposes only, and you should not regard the Market Cap Index as a benchmark for the Fund.

Semi-Annual Report | September 30, 2022	1

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2022 (Unaudited)

Looking forward, the adviser believes that the Federal Reserve is likely to continue to print trillions of U.S. dollars and inject them into the U.S. market, similar to what was done over the past 12 months. This has caused a sharp increase in the M1 money supply (see chart above). The adviser believes that this dilution of U.S. fiat currency may also lead to a sharp increase in inflation. Historically, S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created the Fund to seek to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael G. Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Investment Results
September 30, 2022 (Unaudited)

Average Annual Total Returns(a) (for the periods ended September 30, 2022)

	Six Months	One Year	Five Year	Since Inception (4/30/15)

Index Funds S&P 500® Equal Weight	-18.58%	-13.72%	7.81%	8.18%
S&P 500® Equal Weight Index	-18.46%	-13.53%	8.02%	8.32%

		Expense Ratios (b)
Gross		0.66%
With Applicable Waivers		0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The expense ratios are from the Fund’s prospectus dated July 29, 2022. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2023. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of September 30, 2022, can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Semi-Annual Report | September 30, 2022	3

Index Funds S&P 500® Equal Weight	Portfolio Illustration
September 30, 2022 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Index Funds S&P 500® Equal Weight
Holdings as of September 30, 2022(a)

(a)	As a percentage of net assets.

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Portfolio Illustration
September 30, 2022 (Unaudited)

Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2022	5

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.81%
Communications — 4.86%
Activision Blizzard, Inc.	2,484	$184,660
Alphabet, Inc., Class A(a)	926	88,572
Alphabet, Inc., Class C(a)	828	79,612
AT&T, Inc.	11,452	175,674
Booking Holdings, Inc.(a)	99	162,678
Charter Communications, Inc., Class A(a)	480	145,608
Comcast Corp., Class A	5,504	161,432
DISH Network Corp., Class A(a)	10,090	139,545
Electronic Arts, Inc.	1,513	175,069
Expedia Group, Inc.(a)	1,786	167,330
Fox Corp., Class A	3,964	121,616
Fox Corp., Class B	1,820	51,870
Interpublic Group of Companies, Inc.	6,831	174,874
Lumen Technologies, Inc.	19,562	142,411
Match Group, Inc.(a)	3,133	149,601
Meta Platforms, Inc., Class A(a)	1,153	156,439
Netflix, Inc.(a)	835	196,592
News Corp., Class A	8,495	128,360
News Corp., Class B	2,632	40,585
Omnicom Group, Inc.	2,770	174,759
Take-Two Interactive Software, Inc.(a)	1,526	166,334
T-Mobile US, Inc.(a)	1,339	179,654
Twitter, Inc.(a)	4,623	202,673
VeriSign, Inc.(a)	1,024	177,869
Verizon Communications, Inc.	4,617	175,307
ViacomCBS, Inc., Class B	8,244	156,966
Walt Disney Co. (The)(a)	1,694	159,795
Warner Bros. Discovery, Inc.(a)	14,968	172,132
		4,208,017
Consumer Discretionary — 10.47%
Advance Auto Parts, Inc.	1,080	168,847
Amazon.com, Inc.(a)	1,463	165,319
Aptiv PLC(a)	2,017	157,750
AutoZone, Inc.(a)	89	190,633
Bath & Body Works, Inc.	4,919	160,359
Best Buy Co., Inc.	2,558	162,024
BorgWarner, Inc.	5,057	158,790
Caesars Entertainment, Inc.(a)	4,035	130,169
CarMax, Inc.(a)	2,143	141,481
Carnival Corp.(a)	18,753	131,834
Chipotle Mexican Grill, Inc.(a)	114	171,315
Copart, Inc.(a)	1,680	178,752
D.R. Horton, Inc.	2,659	179,084
Darden Restaurants, Inc.	1,488	187,964
Domino’s Pizza, Inc.	531	164,716
eBay, Inc.	4,324	159,166
Etsy, Inc.(a)	1,766	176,830
Ford Motor Co.	12,649	141,669
Fortune Brands Home & Security, Inc.	3,015	161,875
General Motors Co.	4,724	151,593
	Shares	Fair Value
Consumer Discretionary (Continued)
Genuine Parts Co.	1,198	$178,885
Hasbro, Inc.	2,394	161,403
Hilton Worldwide Holdings, Inc.	1,435	173,090
Home Depot, Inc. (The)	651	179,637
Las Vegas Sands Corp.(a)	5,110	191,727
Lennar Corp., Class A	2,443	182,126
Live Nation Entertainment, Inc.(a)	2,094	159,228
LKQ Corp.	3,635	171,390
Lowe’s Companies, Inc.	948	178,044
Marriott International, Inc., Class A	1,201	168,308
Masco Corp.	3,730	174,154
McDonald’s Corp.	752	173,516
MGM Resorts International	5,563	165,332
Mohawk Industries, Inc.(a)	1,716	156,482
Newell Brands, Inc.	10,740	149,179
NIKE, Inc., Class B	1,757	146,042
Norwegian Cruise Lines Holdings Ltd.(a)	13,358	151,747
NVR, Inc.(a)	46	183,405
O’Reilly Automotive, Inc.(a)	270	189,905
Pool Corp.	548	174,379
PulteGroup, Inc.	4,669	175,088
Ralph Lauren Corp.	2,021	171,643
Ross Stores, Inc.	2,085	175,703
Royal Caribbean Cruises Ltd.(a)	4,129	156,489
Starbucks Corp.	2,199	185,288
Tapestry, Inc.	5,490	156,081
Tesla, Inc.(a)	651	172,677
TJX Companies, Inc. (The)	2,928	181,887
Tractor Supply Co.	971	180,489
Ulta Beauty, Inc.(a)	441	176,925
VF Corp.	4,498	134,535
Whirlpool Corp.	1,217	164,063
Wynn Resorts Ltd.(a)	3,107	195,835
Yum! Brands, Inc.	1,680	178,651
		9,053,503
Consumer Staples — 7.42%
Altria Group, Inc.	4,280	172,827
Archer-Daniels-Midland Co.	2,132	171,519
Brown-Forman Corp., Class B	2,655	176,743
Campbell Soup Co.	4,069	191,731
Church & Dwight Co., Inc.	2,391	170,813
Clorox Co. (The)	1,317	169,090
Coca-Cola Co. (The)	3,130	175,343
Colgate-Palmolive Co.	2,499	175,554
Conagra Brands, Inc.	5,675	185,175
Constellation Brands, Inc., Class A	790	181,447
Costco Wholesale Corp.	364	171,906
Dollar General Corp.	788	189,009
Dollar Tree, Inc.(a)	1,350	183,735
Estee Lauder Companies, Inc. (The), Class A	772	166,675

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
Consumer Staples (Continued)
General Mills, Inc.	2,569	$196,812
Hershey Co. (The)	862	190,045
Hormel Foods Corp.	4,162	189,121
J.M. Smucker Co. (The)	1,399	192,238
Kellogg Co.	2,706	188,500
Keurig Dr Pepper, Inc.	5,041	180,569
Kimberly-Clark Corp.	1,538	173,087
Kraft Heinz Co. (The)	5,349	178,389
Kroger Co. (The)	3,755	164,281
Lamb Weston Holdings, Inc.	2,453	189,813
McCormick & Co., Inc., Non-Voting Shares	2,441	173,970
Molson Coors Brewing Co., Class B	3,738	179,387
Mondelez International, Inc., Class A	3,180	174,359
Monster Beverage Corp.(a)	2,110	183,486
PepsiCo, Inc.	1,126	183,830
Philip Morris International, Inc.	2,010	166,850
Procter & Gamble Co. (The)	1,394	175,992
Sysco Corp.	2,325	164,401
Target Corp.	1,123	166,642
Tyson Foods, Inc., Class A	2,581	170,165
Walgreens Boots Alliance, Inc.	5,382	168,995
Wal-Mart Stores, Inc.	1,425	184,823
		6,417,322
Energy — 4.80%
APA Corp.	5,121	175,087
Baker Hughes Co.	7,724	161,895
Chevron Corp.	1,219	175,134
ConocoPhillips	1,741	178,174
Coterra Energy, Inc.	6,551	171,112
Devon Energy Corp.	2,847	171,190
Diamondback Energy, Inc.	1,444	173,944
Enphase Energy, Inc.(a)	638	177,025
EOG Resources, Inc.	1,581	176,645
EQT Corp.	4,100	167,075
Exxon Mobil Corp.	2,022	176,541
Halliburton Co.	6,576	161,901
Hess Corp.	1,593	173,621
Kinder Morgan, Inc.	10,652	177,249
Marathon Oil Corp.	7,401	167,115
Marathon Petroleum Corp.	1,950	193,694
Occidental Petroleum Corp.	2,972	182,629
ONEOK, Inc.	3,121	159,920
Phillips 66	2,216	178,876
Pioneer Natural Resources Co.	814	176,255
Schlumberger Ltd.	4,919	176,592
SolarEdge Technologies, Inc.(a)	623	144,200
Valero Energy Corp.	1,721	183,889
Williams Companies, Inc. (The)	5,952	170,406
		4,150,169
Financials — 12.43%
Aflac, Inc.	3,152	177,142
Allstate Corp. (The)	1,542	192,024
	Shares	Fair Value
Financials (Continued)
American Express Co.	1,231	$166,074
American International Group, Inc.	3,544	168,269
Ameriprise Financial, Inc.	681	171,578
Aon PLC, Class A	668	178,937
Arthur J. Gallagher & Co.	1,035	177,213
Assurant, Inc.	1,191	173,017
Bank of America Corp.	5,582	168,576
Bank of New York Mellon Corp. (The)	4,419	170,220
Berkshire Hathaway, Inc., Class B(a)	683	182,375
BlackRock, Inc.	280	154,078
Brown & Brown, Inc.	2,981	180,291
Capital One Financial Corp.	1,800	165,906
Cboe Global Markets, Inc.	1,573	184,623
Charles Schwab Corp. (The)	2,617	188,084
Chubb Ltd.	1,000	181,880
Cincinnati Financial Corp.	1,937	173,497
Citigroup, Inc.	3,849	160,388
Citizens Financial Group, Inc.	5,128	176,198
CME Group, Inc.	969	171,639
Coinbase Global, Inc., Class A(a)	3,226	208,044
Comerica, Inc.	2,307	164,028
Discover Financial Services	1,908	173,475
Everest Re Group Ltd.	690	181,084
Fifth Third Bancorp	5,457	174,406
First Republic Bank	1,251	163,318
Franklin Resources, Inc.	7,393	159,097
Globe Life, Inc.	1,898	189,231
Goldman Sachs Group, Inc. (The)	573	167,918
Hartford Financial Services Group, Inc. (The)	2,910	180,245
Huntington Bancshares, Inc.	13,793	181,792
Intercontinental Exchange, Inc.	1,886	170,400
Invesco Ltd.	11,094	151,988
JPMorgan Chase & Co.	1,637	171,067
KeyCorp	10,452	167,441
Lincoln National Corp.	3,839	168,570
Loews Corp.	3,430	170,951
M&T Bank Corp.	1,040	183,372
Marsh & McLennan Companies, Inc.	1,169	174,520
MetLife, Inc.	2,884	175,290
Morgan Stanley	2,180	172,242
Nasdaq, Inc.	3,083	174,744
Northern Trust Corp.	1,968	168,382
PNC Financial Services Group, Inc. (The)	1,187	177,362
Principal Financial Group, Inc.	2,491	179,726
Progressive Corp. (The)	1,515	176,058
Prudential Financial, Inc.	1,981	169,930
Raymond James Financial, Inc.	1,799	177,777
Regions Financial Corp.	8,781	176,235
Signature Bank	1,062	160,362
State Street Corp.	2,671	162,424
SVB Financial Group(a)	462	155,130

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
Financials (Continued)
Synchrony Financial	5,835	$164,489
T. Rowe Price Group, Inc.	1,568	164,656
Travelers Companies, Inc. (The)	1,188	182,002
Truist Financial Corp.	4,023	175,161
U.S. Bancorp	4,099	165,272
W.R. Berkley Corp.	2,884	186,249
Wells Fargo & Co.	4,302	173,026
Willis Towers Watson PLC	912	183,257
Zions Bancorporation	3,324	169,059
		10,751,789
Health Care — 12.93%
Abbott Laboratories	1,798	173,974
AbbVie, Inc.	1,380	185,210
ABIOMED, Inc.(a)	691	169,751
Agilent Technologies, Inc.	1,417	172,236
Align Technology, Inc.(a)	742	153,676
AmerisourceBergen Corp.	1,325	179,312
Amgen, Inc.	787	177,390
Anthem, Inc.	395	179,425
Baxter International, Inc.	3,277	176,499
Becton, Dickinson and Co.	742	165,340
Biogen, Inc.(a)	921	245,906
Bio-Rad Laboratories, Inc., Class A(a)	383	159,765
Bio-Techne Corp.	562	159,608
Boston Scientific Corp.(a)	4,542	175,912
Bristol-Myers Squibb Co.	2,780	197,630
Cardinal Health, Inc.	2,791	186,104
Catalent, Inc.(a)	2,032	147,036
Centene Corp.(a)	2,120	164,957
Charles River Laboratories International, Inc.(a)	894	175,939
Cigna Corp.	666	184,795
Cooper Companies, Inc. (The)	620	163,618
CVS Health Corp.	1,909	182,061
Danaher Corp.	672	173,571
DaVita, Inc.(a)	2,105	174,231
DENTSPLY SIRONA, Inc.	5,743	162,814
DexCom, Inc.(a)	2,099	169,053
Edwards LifeSciences Corp.(a)	2,014	166,417
Eli Lilly & Co.	614	198,536
Gilead Sciences, Inc.	2,987	184,268
HCA Healthcare, Inc.	888	163,206
Henry Schein, Inc.(a)	2,625	172,646
Hologic, Inc.(a)	2,820	181,946
Humana, Inc.	408	197,957
IDEXX Laboratories, Inc.(a)	521	169,742
Illumina, Inc.(a)	927	176,862
Incyte Corp.(a)	2,701	179,995
Intuitive Surgical, Inc.(a)	881	165,135
IQVIA Holdings, Inc.(a)	874	158,316
Johnson & Johnson	1,177	192,275
Laboratory Corporation of America Holdings	818	167,535
	Shares	Fair Value
Health Care (Continued)
McKesson Corp.	532	$180,811
Medtronic PLC	2,174	175,551
Merck & Co., Inc.	2,233	192,306
Mettler-Toledo International, Inc.(a)	150	162,618
Moderna, Inc.(a)	1,371	162,121
Molina Healthcare, Inc.(a)	560	184,710
Organon & Co.	6,538	152,989
PerkinElmer, Inc.	1,378	165,815
Pfizer, Inc.	4,077	178,410
Quest Diagnostics, Inc.	1,500	184,035
Regeneron Pharmaceuticals, Inc.(a)	269	185,306
ResMed, Inc.	826	180,316
STERIS PLC	927	154,142
Stryker Corp.	848	171,754
Teleflex, Inc.	805	162,175
Thermo Fisher Scientific, Inc.	343	173,966
UnitedHealth Group, Inc.	372	187,875
Universal Health Services, Inc., Class B	1,893	166,925
Vertex Pharmaceuticals, Inc.(a)	668	193,413
Viatris, Inc.	19,740	168,185
Waters Corp.(a)	625	168,456
West Pharmaceutical Services, Inc.	622	153,062
Zimmer Biomet Holdings, Inc.	1,704	178,153
Zoetis, Inc., Class A	1,187	176,020
		11,189,763
Industrials — 13.81%
3M Co.	1,584	175,032
A.O. Smith Corp.	3,465	168,330
Alaska Air Group, Inc.(a)	4,189	163,999
Allegion PLC	1,958	175,593
American Airlines Group, Inc.(a)	13,744	165,478
AMETEK, Inc.	1,551	175,899
Amphenol Corp., Class A	2,570	172,087
Boeing Co. (The)(a)	1,238	149,897
Carrier Global Corp.	4,625	164,465
Caterpillar, Inc.	1,030	169,002
CH Robinson Worldwide, Inc.	1,707	164,401
Cintas Corp.	453	175,850
CSX Corp.	5,977	159,227
Cummins, Inc.	893	181,734
Deere & Co.	524	174,958
Delta Air Lines, Inc.(a)	5,972	167,574
Dover Corp.	1,506	175,569
Eaton Corp. PLC	1,339	178,569
Emerson Electric Co.	2,303	168,626
Expeditors International of Washington, Inc.	1,886	166,553
Fastenal Co.	3,809	175,366
FedEx Corp.	933	138,523
Fortive Corp.	2,955	172,277
Generac Holdings, Inc.(a)	819	145,897
General Dynamics Corp.	842	178,647

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
Industrials (Continued)
General Electric, Co.	2,635	$163,133
Honeywell International, Inc.	1,018	169,975
Howmet Aerospace Inc.	5,357	165,692
Huntington Ingalls Industries, Inc.	829	183,624
IDEX Corp.	929	185,660
Illinois Tool Works, Inc.	944	170,534
Ingersoll Rand, Inc.	3,883	167,979
Jacobs Solutions, Inc.	1,560	169,244
JB Hunt Transport Services, Inc.	1,120	175,190
Johnson Controls International PLC	3,354	165,084
Keysight Technologies, Inc.(a)	1,131	177,973
L3 Harris Technologies, Inc.	826	171,668
Lockheed Martin Corp.	463	178,852
Nordson Corp.	832	176,609
Norfolk Southern Corp.	781	163,737
Northrop Grumman Corp.	397	186,717
Old Dominion Freight Line, Inc.	726	180,607
Otis Worldwide Corp.	2,657	169,517
PACCAR, Inc.	2,204	184,453
Parker-Hannifin Corp.	699	169,375
Pentair PLC	4,139	168,168
Quanta Services, Inc.	1,329	169,302
Raytheon Technologies Corp.	2,215	181,320
Republic Services, Inc.	1,321	179,709
Robert Half International, Inc.	2,423	185,360
Rockwell Automation, Inc.	764	164,344
Rollins, Inc.	5,400	187,271
Roper Technologies, Inc.	475	170,829
Snap-on, Inc.	873	175,779
Southwest Airlines Co.(a)	5,083	156,760
Stanley Black & Decker, Inc.	2,179	163,883
TE Connectivity Ltd.	1,521	167,858
Teledyne Technologies, Inc.(a)	503	169,747
Textron, Inc.	2,978	173,498
Trane Technologies PLC	1,190	172,324
Transdigm Group, Inc.	315	165,318
Trimble, Inc.(a)	3,092	167,803
Union Pacific Corp.	841	163,844
United Airlines Holdings, Inc.(a)	4,968	161,609
United Parcel Service, Inc., Class B	982	158,632
United Rentals, Inc.(a)	627	169,365
W.W. Grainger, Inc.	341	166,814
Wabtec Corp.	2,138	173,926
Waste Management, Inc.	1,124	180,076
Xylem, Inc.	2,014	175,943
		11,948,658
Materials — 5.40%
Air Products & Chemicals, Inc.	759	176,642
Albemarle Corp.	649	171,622
Amcor PLC	15,869	170,275
Avery Dennison Corp.	1,021	166,117
Ball Corp.	3,287	158,828
Celanese Corp., Series A	1,692	152,855
	Shares	Fair Value
Materials (Continued)
CF Industries Holdings, Inc.	1,881	$181,046
Corteva, Inc.	3,120	178,308
Dow, Inc.	3,862	169,658
DuPont de Nemours, Inc.	3,340	168,336
Eastman Chemical Co.	2,082	147,926
Ecolab, Inc.	1,129	163,050
FMC Corp.	1,730	182,862
Freeport-McMoRan, Inc.	6,063	165,702
International Flavors & Fragrances, Inc.	1,704	154,774
International Paper Co.	4,675	148,198
Linde PLC	680	183,322
LyondellBasell Industries N.V., Class A	2,319	174,574
Martin Marietta Materials, Inc.	547	176,183
Mosaic Co. (The)	3,468	167,608
Newmont Corp.	4,518	189,891
Nucor Corp.	1,359	145,399
Packaging Corporation of America	1,398	156,981
PPG Industries, Inc.	1,522	168,470
Sealed Air Corp.	3,526	156,942
Sherwin-Williams Co. (The)	811	166,052
Vulcan Materials Co.	1,135	179,001
WestRock Co.	4,779	147,623
		4,668,245
Real Estate — 5.94%
Alexandria Real Estate Equities, Inc.	1,228	172,153
American Tower Corp.	746	160,166
AvalonBay Communities, Inc.	909	167,429
Boston Properties, Inc.	2,273	170,407
Camden Property Trust	1,446	172,725
CBRE Group, Inc., Class A(a)	2,402	162,159
Crown Castle International Corp.	1,117	161,462
Digital Realty Trust, Inc.	1,567	155,415
Equinix, Inc.	296	168,377
Equity Residential	2,526	169,798
Essex Property Trust, Inc.	701	169,803
Extra Space Storage, Inc.	966	166,838
Federal Realty Investment Trust	1,876	169,065
Healthpeak Properties, Inc.	7,128	163,374
Host Hotels & Resorts, Inc.	10,693	169,805
Invitation Homes, Inc.	4,931	166,520
Iron Mountain, Inc.	3,532	155,302
Kimco Realty Corp.	8,861	163,131
Mid-America Apartment Communities, Inc.	1,129	175,075
Prologis, Inc.	1,504	152,806
Public Storage	575	168,366
Realty Income Corp.	2,920	169,944
Regency Centers Corp.	3,132	168,658
SBA Communications Corp., Class A	590	167,944
Simon Property Group, Inc.	1,879	168,640
UDR, Inc.	4,065	169,551
Ventas, Inc.	3,932	157,948

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
Real Estate (Continued)
VICI Properties, Inc.	5,783	$172,623
Vornado Realty Trust	7,040	163,046
Welltower, Inc.	2,514	161,700
Weyerhaeuser Co.	5,634	160,907
		5,141,137
Technology — 15.01%
Accenture PLC, Class A	671	172,648
Adobe, Inc.(a)	494	135,949
Advanced Micro Devices, Inc.(a)	2,283	144,651
Akamai Technologies, Inc.(a)	2,127	170,841
Analog Devices, Inc.	1,265	176,264
ANSYS, Inc.(a)	754	167,162
Apple, Inc.	1,239	171,230
Applied Materials, Inc.	2,021	165,581
Arista Networks, Inc.(a)	1,568	177,011
Autodesk, Inc.(a)	921	172,043
Automatic Data Processing, Inc.	798	180,499
Broadcom, Inc.	374	166,060
Broadridge Financial Solutions, Inc.	1,131	163,226
Cadence Design Systems, Inc.(a)	1,116	182,387
CDW Corp.	1,120	174,810
Ceridian HCM Holding, Inc.(a)	3,068	171,440
Cisco Systems, Inc.	4,261	170,440
Cognizant Technology Solutions Corp., Class A	2,977	170,999
Corning, Inc.	5,797	168,229
CoStar Group, Inc.(a)	2,487	173,220
DXC Technology Co.(a)	7,289	178,434
EPAM Systems, Inc.(a)	451	163,348
Equifax, Inc.	989	169,544
F5, Inc.(a)	1,217	176,136
FactSet Research Systems, Inc.	431	172,447
Fidelity National Information Services, Inc.	2,132	161,115
Fiserv, Inc.(a)	1,832	171,420
FleetCor Technologies, Inc.(a)	884	155,734
Fortinet, Inc.(a)	3,639	178,784
Garmin Ltd.	2,147	172,426
Gartner, Inc.(a)	637	176,252
Global Payments, Inc.	1,470	158,834
Hewlett Packard Enterprise Co.	14,523	173,986
HP, Inc.	6,901	171,973
Intel Corp.	6,199	159,748
International Business Machines Corp.	1,509	179,283
Intuit, Inc.	434	168,097
Jack Henry & Associates, Inc.	974	177,531
Juniper Networks, Inc.	6,716	175,422
KLA Corp.	544	164,631
Lam Research Corp.	433	158,478
Leidos Holdings, Inc.	2,038	178,264
MarketAxess Holdings, Inc.	734	163,308
MasterCard, Inc., Class A	581	165,202
	Shares	Fair Value
Technology (Continued)
Microchip Technology, Inc.	2,917	$178,024
Micron Technology, Inc.	3,395	170,090
Microsoft Corp.	742	172,812
Monolithic Power Systems, Inc.	437	158,806
Moody’s Corp.	651	158,265
Motorola Solutions, Inc.	780	174,697
MSCI, Inc.	397	167,451
NetApp, Inc.	2,692	166,500
Nielsen Holdings PLC	7,001	194,067
NortonLifeLock, Inc.	8,581	172,821
NVIDIA Corp.	1,356	164,605
NXP Semiconductors NV	1,160	171,112
ON Semiconductor Corp.(a)	2,721	169,600
Oracle Corp.	2,569	156,889
Paychex, Inc.	1,538	172,579
Paycom Software, Inc.(a)	527	173,905
PayPal Holdings, Inc.(a)	2,027	174,464
PTC, Inc.(a)	1,626	170,080
Qorvo, Inc.(a)	2,085	165,570
QUALCOMM, Inc.	1,477	166,871
S&P Global, Inc.	528	161,225
salesforce.com, Inc.(a)	1,199	172,464
Seagate Technology PLC	2,834	150,854
ServiceNow, Inc.(a)	415	156,708
Skyworks Solutions, Inc.	1,900	162,013
Synopsys, Inc.(a)	573	175,057
Teradyne, Inc.	2,195	164,954
Texas Instruments, Inc.	1,142	176,758
Tyler Technologies, Inc.(a)	506	175,835
Verisk Analytics, Inc.	1,016	173,258
Visa, Inc., Class A	950	168,768
Western Digital Corp.(a)	4,453	144,945
Zebra Technologies Corp., Class A(a)	634	166,114
		12,993,248
Utilities — 5.74%
AES Corp.	7,110	160,686
Alliant Energy Corp.	3,092	163,845
Ameren Corp.	2,039	164,241
American Electric Power Co., Inc.	1,863	161,056
American Water Works Co., Inc.	1,261	164,132
Atmos Energy Corp.	1,652	168,256
CenterPoint Energy, Inc.	5,937	167,305
CMS Energy Corp.	2,792	162,606
Consolidated Edison, Inc.	1,934	165,860
Constellation Energy Corp.	2,229	185,430
Dominion Energy, Inc.	2,345	162,063
DTE Energy Co.	1,439	165,557
Duke Energy Corp.	1,775	165,111
Edison International	2,823	159,725
Entergy Corp.	1,626	163,624
Evergy, Inc.	2,780	165,132
Eversource Energy	2,128	165,899
Exelon Corp.	4,254	159,355

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Fair Value
Utilities (Continued)
FirstEnergy Corp.	4,698	$173,826
NextEra Energy, Inc.	2,169	170,071
Nisource, Inc.	6,402	161,266
NRG Energy, Inc.	4,506	172,445
PG&E Corp.(a)	13,000	162,500
Pinnacle West Capital Corp.	2,538	163,726
PPL Corp.	6,534	165,637
Public Service Enterprise Group, Inc.	2,868	161,268
Sempra Energy	1,122	168,233
Southern Co. (The)	2,452	166,736
WEC Energy Group, Inc.	1,832	163,836
Xcel Energy, Inc.	2,534	162,176
		4,961,603
Total Common Stocks
(Cost $76,718,409)		85,483,454
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.52%
SPDR S&P 500 ETF Trust	1,250	$446,475
Total Exchange-Traded Funds
(Cost $453,779)		446,475

Total Investments — 99.33%
(Cost $77,172,188)		85,929,929

Other Assets in Excess of Liabilities — 0.67%		578,157

NET ASSETS — 100.00%		$86,508,086

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	11

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $77,172,188)	$85,929,929
Cash and cash equivalents	308,872
Receivable for fund shares sold	497,038
Receivable for investments sold	155,193
Dividends receivable	110,733
Tax reclaims receivable	58
Receivable from Investment Adviser	27,109
Prepaid expenses	60,516
Total Assets	87,089,448
LIABILITIES:
Payable for fund shares redeemed	58,432
Payable for investments purchased	453,779
Payable to Administrator	23,525
Payable to trustees	475
Other accrued expenses	45,151
Total Liabilities	581,362
NET ASSETS	$86,508,086
NET ASSETS CONSIST OF:
Paid-in capital	77,806,636
Distributable earnings	8,701,450
NET ASSETS	$86,508,086
Shares of beneficial interest outstanding, without par value	2,253,105
Net asset value, offering and redemption price per share(a)	$38.40

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Operations
For the six months ended September 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $178)	$918,666
Total investment income	918,666

EXPENSES:
Investment Adviser fees (Note 3)	118,773
Fund accounting and administration fees	55,151
Registration expenses	22,445
Printing and postage expenses	12,854
Chief compliance officer fees	15,041
Legal fees	7,669
Transfer agent fees	15,331
Audit and tax preparation fees	9,276
Insurance expenses	5,877
Custodian fees	7,308
Pricing	5,488
Trustee fees and expenses	475
Miscellaneous expenses	27,977
Total expenses	303,665
Fees waived/reimbursed by investment adviser (Note 3)	(185,018)
Net operating expenses	118,647
NET INVESTMENT INCOME:	800,019

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(723,118)
Net change in unrealized appreciation (depreciation) on investments	(19,482,201)
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS	(20,205,319)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,405,300)

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	13

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year
	September 30,	Ended
	2022	March 31,
	(Unaudited)	2022
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income	$800,019	$1,251,197
Net realized gain (loss) on investments	(723,118)	2,691,170
Net change in unrealized appreciation (depreciation) on investments	(19,482,201)	6,031,242
Net increase (decrease) in net assets resulting from operations	(19,405,300)	9,973,609

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	—	(1,823,466)
Total distributions	—	(1,823,466)

CAPITAL TRANSACTIONS
Proceeds from shares sold	11,942,414	44,275,600
Reinvestment of distributions	—	1,823,425
Amount paid for shares redeemed	(8,297,623)	(22,187,378)
Proceeds from redemption fees(a)	1,364	3,642
Net increase in net assets resulting from capital transactions	3,646,155	23,915,289
Total Increase (Decrease) in Net Assets	(15,759,145)	32,065,432

NET ASSETS
Beginning of period	102,267,231	70,201,799
End of period	$86,508,086	$102,267,231

SHARE TRANSACTIONS
Shares sold	275,688	961,781
Shares issued in reinvestment of distributions	—	38,954
Shares redeemed	(191,321)	(480,559)
Net increase in shares outstanding	84,367	520,176

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	September 30,		For the Year	For the Year	For the Year	For the Year	For the Year
	2022		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018
SELECTED PER SHARE DATA
Net asset value, beginning of period	$47.16		$42.58	$25.34	$31.19	$30.04	$27.27

Investment operations:
Net investment income(a)	0.36		0.63	0.56	0.60	0.57	0.49
Net realized and unrealized gain (loss) on investments	(9.12)		4.83	17.25	(5.90)	1.42	2.65
Total from investment operations	(8.76)		5.46	17.81	(5.30)	1.99	3.14

Less distributions to shareholders from:
Net investment income	—		(0.53)	(0.58)	(0.55)	(0.49)	(0.35)
Net realized gains	—		(0.35)	—	—	(0.35)	(0.02)
Total distributions	—		(0.88)	(0.58)	(0.55)	(0.84)	(0.37)

Paid-in capital from redemption fees (Note 2)	—	(b)	— (b)	0.01	— (b)	— (b)	— (b)
Net asset value, end of period	$38.40		$47.16	$42.58	$25.34	$31.19	$30.04

Total Return(c)	(18.58	)% (d)	12.83%	70.67%	(17.44)%	7.02%	11.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$86,508		$102,267	$70,202	$39,322	$39,258	$32,746
Ratio of expenses to average net assets after expense waiver	0.25	% (e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.64	% (e)	0.66%	0.86%	1.12%	1.34%	1.98%
Ratio of net investment income to average net assets after expense waiver	1.69	% (e)	1.37%	1.61%	1.87%	1.85%	1.68%

Portfolio turnover rate	19	% (d)	60%	96%	76%	83%	64%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2022 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2022, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2022 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$85,483,454	$—	$—	$85,483,454
Exchange-Traded Funds	446,475	—	—	446,475
TOTAL	$85,929,929	$—	$—	$85,929,929

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the six months ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2022. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis,

Semi-Annual Report | September 30, 2022	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2022 (Unaudited)

but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2023, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2022 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the six months ended September 30, 2022 are disclosed in the Statement of Operations.

Compliance Services — Ultimus provides Chief Compliance Officer services to the Fund. Additionally, Ultimus provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. Ultimus is compensated under the Master Services Agreement. Compliance services fees paid by the Fund for the six months ended September 30, 2022 are disclosed in the Statement of Operations.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2022.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
Index Funds S&P 500® Equal Weight	$21,454,477	$17,546,778

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gains
Index Funds S&P 500® Equal Weight	$1,761,805	$61,661

As of September 30, 2022, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$12,544,588	$(6,237,402)	$6,307,185	$79,931,616

The difference between book basis and tax basis is primarily attributable to wash sales.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2022 (Unaudited)

At March 31, 2022, components of distributable earnings on a tax basis were as follows:

Index Funds S&P 500®
Equal Weight
Accumulated ordinary income	$1,539,816
Accumulated long-term capital gains	777,547
Net unrealized appreciation on investments	25,789,387
Total	$28,106,750

Capital Losses — As of March 31, 2022, the Fund did not have any capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. During the fiscal year ended March 31, 2022, the Fund utilized capital loss carryforwards of $152,581.

6. BENEFICIAL OWNERSHIP

As of September 30, 2022, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight	Percentage
Charles Schwab & Co.	41%
TD Ameritrade, Inc.	31%

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Semi-Annual Report | September 30, 2022	19

Index Funds S&P 500® Equal Weight	Liquidity Risk Management Program
September 30, 2022 (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Board of Trustees (the “Board”) of the Fund appointed the Adviser as the liquidity program administrator of the Fund’s Liquidity Risk Management Policies and Procedures (“LRM Procedures”). The LRM Procedures require that the Board review an annual written report that addresses the operation of the LRM Procedures and assesses its adequacy and effectiveness of implementation, including the operation of any applicable highly liquid investment minimum, and any material changes to the LRM Procedures. The annual report, covering the period from June 1, 2021 through May 31, 2022 (the “Report”), was presented to the Board for consideration at its meeting held on September 23, 2022. During the review period, (i) there were no changes to the Program; (ii) the Fund invested primarily in highly liquid investments and, therefore, was not required to establish, and did not establish, a highly liquid investment minimum; (iii) the Fund did not invest more than 15% of its net assets in illiquid investments; (iv) the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements; and (v) the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. The Report concluded that the LRM Procedures are operating effectively to assess and manage the Fund’s liquidity risk and that the LRM Procedures have been and continue to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Summary of Fund Expenses
September 30, 2022 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2022 and held until September 30, 2022.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 814.20	$ 1.14	0.25%
Hypothetical(b)	$1,000.00	$1,023.82	$ 1.27	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Report | September 30, 2022	21

Index Funds S&P 500® Equal Weight	Additional Information
September 30, 2022 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated July 29, 2022) and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov or on the Fund’s website at www.INDEX.fund.

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2022 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and name and address

●    Account balances and transaction history

●    Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?

Semi-Annual Report | September 30, 2022	23

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2022 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes — information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

24	www.INDEX.fund

Page Intentionally Left Blank.

Must be accompanied or preceded by a Prospectus. Index Funds is distributed by Ultimus Fund Distributors, LLC. Index Funds and Ultimus Fund Distributors, LLC are not affiliated.

INDEXFUNDS

Index Funds-SAR-22

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Index Funds.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	12/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	12/07/2022

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, Treasurer and Principal Financial Officer

Date	12/07/2022